Schedule Of Reportable Segments Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital assets	$ 763	$ 11,672
Turkey [Member]
Capital assets	319	10,724
Canada [Member]
Capital assets	$ 444	$ 948